Borrowing facilities	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowing facilities
33. Borrowing facilities

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree committed credit facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities have never been drawn, and our undrawn amounts are listed below.

At 31 March 2021, we had bilateral committed credit facilities of £5,410 million (2020: £5,495 million). In addition, we had committed credit facilities from syndicates of banks of £115 million at 31 March 2021 (2020: £277 million). All committed credit facilities were undrawn in 2021 and 2020. An analysis of the maturity of these undrawn committed facilities is shown below:

	2021	2020
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	1,668	1,940
In 2 to 3 years	534	1,668
In 3 to 4 years	1,718	277
In 4 to 5 years	1,605	1,887
More than 5 years	—	—
	5,525	5,772

Of the unused facilities at 31 March 2021, £5,410 million (2020: £5,495 million) is available for liquidity purposes, while £115 million (2020: £277 million) is available as backup to specific US borrowings. £1,668 million of the undrawn bilateral facilities due to mature in one to two years, were renegotiated between 1 April 2021 and 19 May 2021, with an uplift in the amount committed to £1,861 million with new expiry dates to May 2024. Of the £534 million of undrawn committed borrowings facilities due to expire within two to three years, £150 million was renegotiated between 1 April 2021 and 19 May 2021, with the expiry extended by a further year to June 2024. £400 million of additional undrawn bilateral facilities were entered into subsequent to the year end with expiry dates in May 2024.
In addition, we have the following facilities which are not included in the table above:
•for the separately regulated business of National Grid Electricity System Operator Limited, the Group has a facility of £550 million (2020: £550 million). This facility is not available as Group general liquidity support;
•the Group has Export Credit Agency (ECA) facilities totalling £1,345 million (2020: £901 million), of which £446 million (2020: £233 million) is undrawn; and
•the Group has two new loan facilities in place relating to the acquisition of PPL Western Power Distribution Investments Limited (WPD) (see note 38). A facility of £8,250 million (31 March 2020: £nil) to finance the consideration and a facility of £1,105 million (31 March 2020: £nil) to back up acquired debt which contains change of control provisions, of which £8,250 million and £1,105 million is undrawn. Subsequent to the year end the £1,105 million facility has been cancelled as waivers have been obtained by WPD in relation to the change of control clauses.